Partners' Capital, Equity and Incentive Compensation Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Partners' Capital, Equity and Incentive Compensation Plans

8. Partners’ Capital, Equity and Incentive Compensation Plans

As of September 30, 2014, the Operating Partnership had three classes of limited partnership units outstanding: Class A units of limited partnership interest (“Class A units”), Class RS LTIP units of limited partnership interest (“Class RS units”) and Class O LTIP units of limited partnership units (“Class O Units”). The Class A Units are redeemable at any time on or after one year following the later of November 1, 2013 (which is the beginning of the first full calendar month following the completion of the IPO) or the date of initial issuance. The Company may in its sole discretion elect to assume and satisfy the redemption amount with cash or its shares. Class RS units or Class O units were issued upon grants made under the QualityTech, LP 2010 Equity Incentive Plan (the “2010 Equity Incentive Plan”). Class RS units and Class O units may be subject to vesting and are pari passu with Class A units. Vested Class RS units and Class O units are convertible into Class A units based on formulas contained in the partnership agreement of the Operating Partnership.

In connection with its IPO, the Company issued Class A common stock and Class B common stock. Class B common stock entitles the holder to 50 votes per share and was issued to enable the Company’s Chief Executive Officer to exchange 2% of his Operating Partnership units so he may have a vote proportionate to his economic interest in the Company. Also in connection with its IPO, the Company adopted the QTS Realty Trust, Inc. 2013 Equity Incentive plan (the “2013 Equity Incentive Plan”), which authorized 1.75 million shares to be issued under the plan, including options to purchase Class A common stock, restricted Class A common stock, Class O units, and Class RS units.

The following is a summary of award activity under the 2010 Equity Incentive Plan and 2013 Equity Incentive Plan and related information for the nine months ended September 30, 2014:

	2010 Equity Incentive Plan					2013 Equity Incentive Plan
	Number of Class O units	Weighted average exercise price	Weighted average fair value	Number of Class RS units	Weighted average price	Options	Weighted average exercise price	Weighted average fair value	Restricted Stock	Weighted average price

Outstanding at December 31, 2013	1,622,747	$23.44	$3.84	173,750	$21.86	367,910	$21.00	$3.50	108,629	$21.00
Granted	—	—	—	—	—	238,039	25.59	4.96	44,000	25.51
Exercised	—	—	—	—	—	—	—	—	—	—
Released from restriction (1)	—	—	—	(90,437)	24.93	—	—	—	—	—
Cancelled/Expired	(75,454)	23.21	5.48	—	—	(14,000)	21.00	3.52	—	—
Outstanding at September 30, 2014	1,547,293	$23.45	$3.76	83,313	$23.65	591,949	$22.85	$4.25	152,629	$22.30

(1)	This represents Class RS units that upon vesting have converted to Operating Partnership units.

The assumptions and fair values for restricted stock and options to purchase shares of Class A common stock granted for the nine months ended September 30, 2014 is included in the following table on a per unit basis. Class O units and options to purchase shares of Class A common stock were valued using the Black-Scholes model.

Three and Nine Months Ended September 30, 2014
Fair value of restricted stock granted	$25.51-$28.82
Fair value of options granted	$4.94-$5.98
Expected term (years)	5.5-6.1
Expected volatility	33%
Expected dividend yield	4.02-4.55%
Expected risk-free interest rates	1.7-1.9%

 The following table summarizes information about awards outstanding as of September 30, 2014.

	Operating Partnership Awards Outstanding
	Exercise prices	Awards outstanding	Weighted average remaining vesting period (years)
Class RS Units	$-	83,313	2
Class O Units	$20-25	1,547,293	2
Total Operating Partnership awards outstanding		1,630,606

	QTS Realty Trust, Inc. Awards Outstanding
	Exercise prices	Awards outstanding	Weighted average remaining vesting period (years)
Restricted stock	$-	152,629	3
Options to purchase Class A common stock	$21-28.82	591,949	1
Total QTS Realty Trust, Inc awards outstanding		744,578

All nonvested LTIP unit awards are valued as of the grant date and generally vest ratably over a defined service period. Certain nonvested LTIP unit awards vest on the earlier of achievement by the Company of various performance goals or specified dates in 2015 and 2016. As of September 30, 2014 there were 0.8 million, 0.1 million, 0.2 million and 0.6 million nonvested Class O units, Class RS units, restricted Class A common stock and options to purchase Class A common stock outstanding, respectively. As of September 30, 2014 the Company had $7.3 million of unrecognized equity-based compensation expense which will be recognized over the remaining vesting period of up to 4 years. The total intrinsic value of the awards outstanding at September 30, 2014 was $20.9 million.

On January 7, 2014 the Company paid a dividend to common stockholders of $0.24 per common share and the Operating Partnership made a distribution to its partners of $0.24 per unit in an aggregate amount of $9.0 million. On April 8, July 8 and October 7, 2014, the Company paid its regular quarterly cash dividend of $0.29 per common share and the Operating Partnership made a distribution to its partners of $0.29 per unit in an aggregate amount of $10.7 million, $10.7 million and $10.5 million, respectively. Additionally, a distribution of approximately $200,000 was made to Class O LTIP holders during the three months ended June 30, 2014 to cover federal, state and local taxes on the allocated taxable income of the O LTIPs.

9.    Partners’ Capital, Equity and Incentive Compensation Plans

QualityTech, LP

QTS has the full power and authority to do all the things necessary to conduct the business of the Operating Partnership.

As of December 31, 2013, the Operating Partnership had three classes of limited partnership units outstanding: Class A units of limited partnership interest (“Class A Units”), Class RS LTIP units of limited partnership interest (“Class RS Units”) and Class O LTIP units of limited partnership units (“Class O Units”). The Class A Units are redeemable at any time on or after one year following the later of the beginning of the first full calendar month following the completion of the IPO, which was November 1, 2014, or the date of initial issuance. The Company may in its sole discretion elect to assume and satisfy the redemption amount with cash or its shares. Class RS Units or Class O Units were issued upon grants made under the QualityTech, LP 2010 Equity Incentive Plan (the “2010 Equity Incentive Plan”). Class RS Units and Class O Units may be subject to vesting and are pari passu with Class A units. Each Class RS Unit and Class O Unit is convertible into Class A Units by the Operating Partnership at any time or by the holder at any time following full vesting (if such unit is subject to vesting) based on formulas contained in the partnership agreement. In addition, upon certain circumstances set forth in the partnership agreement, vested Class RS Units automatically convert into Class A Units.

As of December 31, 2012, which was prior to the IPO, the Operating Partnership had five classes of limited partnership units outstanding: Class A Units, Class C units of limited partnership interest (“Class C Units”), Class D units of limited partnership interest (“Class D Units”), Class RS Units and Class O Units.

Class C Units and Class D Units were preferred units that were pari passu with each other and senior to the Class A Units, Class RS Units and Class O Units.  Class C Units and Class D Units generally had the same designation, preferences, rights, powers and duties as Class A Units; however, in accordance with the provisions of the partnership agreement in effect at that time, upon certain liquidity events, Class C Units and Class D Units ranked senior to Class A units and were entitled to a liquidation preference equal the greater of (i) $20 for Class C Units and $25 for Class D Units, in each case plus declared but unpaid distributions, subject to anti-dilution adjustments, or (ii) the amount the holder would have been entitled to receive in respect of each such Class C Unit or Class D Unit if, immediately prior to the applicable Liquidity Event, such units were converted into Class A Units at a conversion ratio equal to the amount in clause (i) divided by $20 for Class C Units and $25 for Class D Units.  Immediately prior to the consummation of the IPO, the Class C Units and Class D Units automatically converted into Class A units in accordance with the partnership agreement in effect at that time at the conversion ratio described in clause (ii) above.

In October 2009, 7.5 million Class A Units were issued to Chad L. Williams and Mark D. Waddington in exchange for the contribution to the Operating Partnership of their ownership interests in various limited liability companies.  Immediately following such issuance, 7.5 million Class C Units were issued to General Atlantic REIT, Inc., a subsidiary of General Atlantic, in exchange for a contribution of $150 million (initially representing a 50% ownership interest in the Operating Partnership) and a warrant to purchase an additional 1.25 million Class C Units at $20 per unit (the “Warrant”).  The Operating Partnership subsequently repurchased 250,000 Class A Units held by Chad Williams and Mark Waddington for $5 million, and, in April 2010, issued 1.25 million Class C Units to General Atlantic in exchange for $25 million upon exercise of its Warrant. On September 28, 2012, the Operating Partnership issued an additional 2.4 million Class D Units to General Atlantic in exchange for a contribution of $60  million.  At the same time, the Operating Partnership issued an additional 2.3 million Class C Units to General Atlantic to settle the amount owed to General Atlantic under the paid-in-kind feature of the Class C Units, which simultaneously was eliminated from the terms of the Class C Units. In December 2012, the Operating Partnership issued an additional 1.2 million Class D Units to General Atlantic for a contribution of $30 million. Accordingly, General Atlantic’s aggregate economic ownership interest increased to approximately 62% at December 31, 2012. As a result of the above transactions, Chad L. Williams and Mark D. Waddington indirectly or directly in aggregate owned 7.25 million Class A Units and General Atlantic owned 14.64 million Class C and Class D Units in the Operating Partnership as of December 31, 2012.  In addition to the above transaction, during the second half of 2012, certain directors and officers of the Operating Partnership contributed an aggregate of $2.0 million in exchange for 80,000 Class D Units and 21,250 RS Units converted to Class A Units.

Net income and net loss of the Operating Partnership were allocated with respect to each fiscal year of the Operating Partnership in accordance with the terms of the partnership agreement. Prior to the September 2012 Class D Unit and Class C Unit issuance noted above, due to the paid-in-kind feature of the Class C Units and subject to certain special allocations, net income was generally first allocated to the Class C Units to the extent of their rights to a cumulative preferred return of 9%, with the remaining balance allocated to the Class A Units. Net loss for the nine months ended September 30, 2012 was allocated to the Class A units in accordance with the partnership agreement in effect at that time. Subsequent to September 30, 2012, however, both net income and net loss were proportionally allocated to Class A, Class C, and Class D units.

QTS Realty Trust, Inc.

In connection with its IPO, QTS issued Class A common stock and Class B common stock. Class B common stock entitles the holder to 50 votes per share and was issued to enable the Company’s Chief Executive Officer to exchange 2% of his Operating Partnership units so he may have a vote proportionate to his economic interest in the Company. Also in connection with its IPO, QTS adopted the QTS Realty Trust, Inc. 2013 Equity Incentive plan (the “2013 Equity Incentive Plan”), which authorized 1.75 million shares to be issued under the plan. Under the 2013 Equity Incentive Plan, QTS granted in connection with its IPO, subject to certain vesting requirements, executive officers 108,629 shares of restricted Class A common stock and options to purchase 370,410 shares of Class A common stock to executive officers, directors and certain of its employees. The Company may also issue Class RS units or Class O units pursuant to the 2013 Equity Incentive Plan.

For the year ended December 31, 2013, 224,244 Class O units were granted, 73,440 Class O units were forfeited and 5,000 Class RS units converted into Class A units. Options to purchase 2,500 shares of Class A common stock were forfeited during the year ended December 31, 2013.

The following is a summary of award activity under the 2013 and 2010 Equity Incentive Plans and related information for 2013, 2012 and 2011:

	Number of Class O units	Weighted- average exercise price	Weighted average Fair value	Number of Class RS units	Weighted- average price	Options	Weighted- average exercise price	Weighted average Fair value	Restricted Stock	Weighted- average price
Outstanding at January 1, 2011...	592,068	$ 20.00	$ 4.41	50,000	$—	—	$ —	$ —	—	$ —

Granted...	114,676	$ 20.00	$ 4.18	—	$—	—	$ —	$ —	—	$ —
Exercised...	—	—		—	—	—	—		—	—
Released from restriction...	—	—		—	—	—	—		—	—
Cancelled/ Expired...	(7,376)	—	4.41	—	—	—	—	—	—	—

Outstanding at December 31, 2011...	699,368	$ 20.00	$ 4.38	50,000	$—	—	$ —	$ —	—	$ —

Granted...	908,925	$ 25.00	$ 1.99	150,000	$—	—	$ —	$ —	—	$ —
Exercised...	—	—		—	—	—	—		—	—
Released from restriction...	—	—		(21,250)	—	—	—		—	—
Cancelled/ Expired...	(136,350)	—	4.41	—	—	—	—	—	—	—

Outstanding at December 31, 2012...	1,471,943	$ 23.09	$ 2.84	178,750	$—	—	$ —	$ —	—	$ —

Granted...	224,244	$ 25.00	$ 10.62	—	$—	370,410	$ 21.00	$ 3.50	108,629	$ 21.00
Exercised...	—	—		—	—	—	—		—	—
Released from restriction...	—	—		(5,000)	—	—	—		—	—
Cancelled/Expired...	(73,440)	—	5.31	—	—	(2,500)	—	3.52	—	—

Outstanding at December 31, 2013...	1,622,747	$ 23.44	$ 3.84	173,750	$—	367,910	$ 21.00	$ 3.50	108,629	$ 21.00

The assumptions and fair values for Class O units, Class RS units, restricted stock and options to purchase shares of Class A common stock granted for the years ended December 31, 2013, 2012 and 2011 are included in the following table on a per unit basis. Class O units and options to purchase shares of Class A common stock were valued using the Black-Scholes model.

	2013	2012	2011
Fair value of Class RS Units granted.................................................................................................................................................................................	$ —	$ 7.15	$ 6.95
Fair value of Class O Units granted...................................................................................................................................................................................	$10.26-10.92	$1.79-2.32	$ 2.94
Fair value of Restricted stock granted...............................................................................................................................................................................	$ 21.00	$ —	$ —
Fair value of options granted...........................................................................................................................................................................................	$3.45-3.52	$ —	$ —
Expected term (years)...................................................................................................................................................................................................	5.5-7.0	4	4
Expected volatility...	32%-40%	55%	60%
Expected Dividend yield.................................................................................................................................................................................................	5.5%	0%	0%
Expected Risk-free interest rates.....................................................................................................................................................................................	1.4-1.8%	0.17%	0.61%

The following table summarizes information about awards outstanding as of December 31, 2013.

	Operating Partnership Awards Outstanding
	Exercise prices	Awards outstanding	Weighted average remaining vesting period (years)
Class RS Units...	$—	173,750	3
Class O Units...	$20-25	1,622,747	3

Total Operating Partnership awards outstanding.................................................................................................................................................................		1,796,497

	QTS Realty Trust, Inc. Awards Outstanding
	Exercise prices	Awards outstanding	Weighted average remaining vesting period (years)
Restricted stock...	$—	108,629	4
Options to purchase Class A common stock.......................................................................................................................................................................	$ 21	367,910	3

Total QTS Realty Trust, Inc awards outstanding.................................................................................................................................................................		476,539

All nonvested LTIP unit awards are valued as of the grant date and generally vest ratably over a defined service period. Certain nonvested LTIP unit awards vest on the earlier of achievement by the Company of various performance goals or specified dates in 2015 and 2016. As of December 31, 2013 nonvested awards outstanding were 1.1 million and 0.1 million for the Class O units and Class RS units, respectively. Class O units were not included in the Statements of Changes in Partners’ (Deficit) Capital. As of December 31, 2013 the Company had $8.3 million of unrecognized equity-based compensation expense which will be recognized over the remaining vesting period or approximately three years. The total intrinsic value of the awards outstanding at December 31, 2013 was $9.0 million. As of December 31, 2013, vested awards outstanding included 0.6 million of Class O units with a weighted average fair value per unit of $3.33 and 0.1 million of Class RS units with a weighted average fair value per unit of $7.15.

On August 14, 2013, the Operating Partnership made a distribution to its partners in an aggregate amount of $7.6 million. In January 2014 QTS paid a dividend to common stockholders of $0.24 per common share and the Operating Partnership made a distribution to its partners of $0.24 per unit in an aggregate amount of $9.0 million.

Qualitytech, LP [Member]
Partners' Capital, Equity and Incentive Compensation Plans

8. Partners’ Capital, Equity and Incentive Compensation Plans

As of September 30, 2014, the Operating Partnership had three classes of limited partnership units outstanding: Class A units of limited partnership interest (“Class A units”), Class RS LTIP units of limited partnership interest (“Class RS units”) and Class O LTIP units of limited partnership units (“Class O Units”). The Class A Units are redeemable at any time on or after one year following the later of November 1, 2013 (which is the beginning of the first full calendar month following the completion of the IPO) or the date of initial issuance. The Company may in its sole discretion elect to assume and satisfy the redemption amount with cash or its shares. Class RS units or Class O units were issued upon grants made under the QualityTech, LP 2010 Equity Incentive Plan (the “2010 Equity Incentive Plan”). Class RS units and Class O units may be subject to vesting and are pari passu with Class A units. Vested Class RS units and Class O units are convertible into Class A units based on formulas contained in the partnership agreement of the Operating Partnership.

In connection with its IPO, the Company issued Class A common stock and Class B common stock. Class B common stock entitles the holder to 50 votes per share and was issued to enable the Company’s Chief Executive Officer to exchange 2% of his Operating Partnership units so he may have a vote proportionate to his economic interest in the Company. Also in connection with its IPO, the Company adopted the QTS Realty Trust, Inc. 2013 Equity Incentive plan (the “2013 Equity Incentive Plan”), which authorized 1.75 million shares to be issued under the plan, including options to purchase Class A common stock, restricted Class A common stock, Class O units, and Class RS units.

The following is a summary of award activity under the 2010 Equity Incentive Plan and 2013 Equity Incentive Plan and related information for the nine months ended September 30, 2014:

	2010 Equity Incentive Plan					2013 Equity Incentive Plan
	Number of Class O units	Weighted average exercise price	Weighted average fair value	Number of Class RS units	Weighted average price	Options	Weighted average exercise price	Weighted average fair value	Restricted Stock	Weighted average price

Outstanding at December 31, 2013	1,622,747	$23.44	$3.84	173,750	$21.86	367,910	$21.00	$3.50	108,629	$21.00
Granted	—	—	—	—	—	238,039	25.59	4.96	44,000	25.51
Exercised	—	—	—	—	—	—	—	—	—	—
Released from restriction (1)	—	—	—	(90,437)	24.93	—	—	—	—	—
Cancelled/Expired	(75,454)	23.21	5.48	—	—	(14,000)	21.00	3.52	—	—
Outstanding at September 30, 2014	1,547,293	$23.45	$3.76	83,313	$23.65	591,949	$22.85	$4.25	152,629	$22.30

(1)	This represents Class RS units that upon vesting have converted to Operating Partnership units.

The assumptions and fair values for restricted stock and options to purchase shares of Class A common stock granted for the nine months ended September 30, 2014 is included in the following table on a per unit basis. Class O units and options to purchase shares of Class A common stock were valued using the Black-Scholes model.

Three and Nine Months Ended September 30, 2014
Fair value of restricted stock granted	$25.51-$28.82
Fair value of options granted	$4.94-$5.98
Expected term (years)	5.5-6.1
Expected volatility	33%
Expected dividend yield	4.02-4.55%
Expected risk-free interest rates	1.7-1.9%

 The following table summarizes information about awards outstanding as of September 30, 2014.

	Operating Partnership Awards Outstanding
	Exercise prices	Awards outstanding	Weighted average remaining vesting period (years)
Class RS Units	$-	83,313	2
Class O Units	$20-25	1,547,293	2
Total Operating Partnership awards outstanding		1,630,606

	QTS Realty Trust, Inc. Awards Outstanding
	Exercise prices	Awards outstanding	Weighted average remaining vesting period (years)
Restricted stock	$-	152,629	3
Options to purchase Class A common stock	$21-28.82	591,949	1
Total QTS Realty Trust, Inc awards outstanding		744,578

All nonvested LTIP unit awards are valued as of the grant date and generally vest ratably over a defined service period. Certain nonvested LTIP unit awards vest on the earlier of achievement by the Company of various performance goals or specified dates in 2015 and 2016. As of September 30, 2014 there were 0.8 million, 0.1 million, 0.2 million and 0.6 million nonvested Class O units, Class RS units, restricted Class A common stock and options to purchase Class A common stock outstanding, respectively. As of September 30, 2014 the Company had $7.3 million of unrecognized equity-based compensation expense which will be recognized over the remaining vesting period of up to 4 years. The total intrinsic value of the awards outstanding at September 30, 2014 was $20.9 million.

On January 7, 2014 the Company paid a dividend to common stockholders of $0.24 per common share and the Operating Partnership made a distribution to its partners of $0.24 per unit in an aggregate amount of $9.0 million. On April 8, July 8 and October 7, 2014, the Company paid its regular quarterly cash dividend of $0.29 per common share and the Operating Partnership made a distribution to its partners of $0.29 per unit in an aggregate amount of $10.7 million, $10.7 million and $10.5 million, respectively. Additionally, a distribution of approximately $200,000 was made to Class O LTIP holders during the three months ended June 30, 2014 to cover federal, state and local taxes on the allocated taxable income of the O LTIPs.

9.    Partners’ Capital, Equity and Incentive Compensation Plans

QualityTech, LP

QTS has the full power and authority to do all the things necessary to conduct the business of the Operating Partnership.

As of December 31, 2013, the Operating Partnership had three classes of limited partnership units outstanding: Class A units of limited partnership interest (“Class A Units”), Class RS LTIP units of limited partnership interest (“Class RS Units”) and Class O LTIP units of limited partnership units (“Class O Units”). The Class A Units are redeemable at any time on or after one year following the later of the beginning of the first full calendar month following the completion of the IPO, which was November 1, 2014, or the date of initial issuance. The Company may in its sole discretion elect to assume and satisfy the redemption amount with cash or its shares. Class RS Units or Class O Units were issued upon grants made under the QualityTech, LP 2010 Equity Incentive Plan (the “2010 Equity Incentive Plan”). Class RS Units and Class O Units may be subject to vesting and are pari passu with Class A units. Each Class RS Unit and Class O Unit is convertible into Class A Units by the Operating Partnership at any time or by the holder at any time following full vesting (if such unit is subject to vesting) based on formulas contained in the partnership agreement. In addition, upon certain circumstances set forth in the partnership agreement, vested Class RS Units automatically convert into Class A Units.

As of December 31, 2012, which was prior to the IPO, the Operating Partnership had five classes of limited partnership units outstanding: Class A Units, Class C units of limited partnership interest (“Class C Units”), Class D units of limited partnership interest (“Class D Units”), Class RS Units and Class O Units.

Class C Units and Class D Units were preferred units that were pari passu with each other and senior to the Class A Units, Class RS Units and Class O Units.  Class C Units and Class D Units generally had the same designation, preferences, rights, powers and duties as Class A Units; however, in accordance with the provisions of the partnership agreement in effect at that time, upon certain liquidity events, Class C Units and Class D Units ranked senior to Class A units and were entitled to a liquidation preference equal the greater of (i) $20 for Class C Units and $25 for Class D Units, in each case plus declared but unpaid distributions, subject to anti-dilution adjustments, or (ii) the amount the holder would have been entitled to receive in respect of each such Class C Unit or Class D Unit if, immediately prior to the applicable Liquidity Event, such units were converted into Class A Units at a conversion ratio equal to the amount in clause (i) divided by $20 for Class C Units and $25 for Class D Units.  Immediately prior to the consummation of the IPO, the Class C Units and Class D Units automatically converted into Class A units in accordance with the partnership agreement in effect at that time at the conversion ratio described in clause (ii) above.

In October 2009, 7.5 million Class A Units were issued to Chad L. Williams and Mark D. Waddington in exchange for the contribution to the Operating Partnership of their ownership interests in various limited liability companies.  Immediately following such issuance, 7.5 million Class C Units were issued to General Atlantic REIT, Inc., a subsidiary of General Atlantic, in exchange for a contribution of $150 million (initially representing a 50% ownership interest in the Operating Partnership) and a warrant to purchase an additional 1.25 million Class C Units at $20 per unit (the “Warrant”).  The Operating Partnership subsequently repurchased 250,000 Class A Units held by Chad Williams and Mark Waddington for $5 million, and, in April 2010, issued 1.25 million Class C Units to General Atlantic in exchange for $25 million upon exercise of its Warrant. On September 28, 2012, the Operating Partnership issued an additional 2.4 million Class D Units to General Atlantic in exchange for a contribution of $60  million.  At the same time, the Operating Partnership issued an additional 2.3 million Class C Units to General Atlantic to settle the amount owed to General Atlantic under the paid-in-kind feature of the Class C Units, which simultaneously was eliminated from the terms of the Class C Units. In December 2012, the Operating Partnership issued an additional 1.2 million Class D Units to General Atlantic for a contribution of $30 million. Accordingly, General Atlantic’s aggregate economic ownership interest increased to approximately 62% at December 31, 2012. As a result of the above transactions, Chad L. Williams and Mark D. Waddington indirectly or directly in aggregate owned 7.25 million Class A Units and General Atlantic owned 14.64 million Class C and Class D Units in the Operating Partnership as of December 31, 2012.  In addition to the above transaction, during the second half of 2012, certain directors and officers of the Operating Partnership contributed an aggregate of $2.0 million in exchange for 80,000 Class D Units and 21,250 RS Units converted to Class A Units.

Net income and net loss of the Operating Partnership were allocated with respect to each fiscal year of the Operating Partnership in accordance with the terms of the partnership agreement. Prior to the September 2012 Class D Unit and Class C Unit issuance noted above, due to the paid-in-kind feature of the Class C Units and subject to certain special allocations, net income was generally first allocated to the Class C Units to the extent of their rights to a cumulative preferred return of 9%, with the remaining balance allocated to the Class A Units. Net loss for the nine months ended September 30, 2012 was allocated to the Class A units in accordance with the partnership agreement in effect at that time. Subsequent to September 30, 2012, however, both net income and net loss were proportionally allocated to Class A, Class C, and Class D units.

QTS Realty Trust, Inc.

In connection with its IPO, QTS issued Class A common stock and Class B common stock. Class B common stock entitles the holder to 50 votes per share and was issued to enable the Company’s Chief Executive Officer to exchange 2% of his Operating Partnership units so he may have a vote proportionate to his economic interest in the Company. Also in connection with its IPO, QTS adopted the QTS Realty Trust, Inc. 2013 Equity Incentive plan (the “2013 Equity Incentive Plan”), which authorized 1.75 million shares to be issued under the plan. Under the 2013 Equity Incentive Plan, QTS granted in connection with its IPO, subject to certain vesting requirements, executive officers 108,629 shares of restricted Class A common stock and options to purchase 370,410 shares of Class A common stock to executive officers, directors and certain of its employees. The Company may also issue Class RS units or Class O units pursuant to the 2013 Equity Incentive Plan.

For the year ended December 31, 2013, 224,244 Class O units were granted, 73,440 Class O units were forfeited and 5,000 Class RS units converted into Class A units. Options to purchase 2,500 shares of Class A common stock were forfeited during the year ended December 31, 2013.

The following is a summary of award activity under the 2013 and 2010 Equity Incentive Plans and related information for 2013, 2012 and 2011:

	Number of Class O units	Weighted- average exercise price	Weighted average Fair value	Number of Class RS units	Weighted- average price	Options	Weighted- average exercise price	Weighted average Fair value	Restricted Stock	Weighted- average price
Outstanding at January 1, 2011...	592,068	$ 20.00	$ 4.41	50,000	$—	—	$ —	$ —	—	$ —

Granted...	114,676	$ 20.00	$ 4.18	—	$—	—	$ —	$ —	—	$ —
Exercised...	—	—		—	—	—	—		—	—
Released from restriction...	—	—		—	—	—	—		—	—
Cancelled/ Expired...	(7,376)	—	4.41	—	—	—	—	—	—	—

Outstanding at December 31, 2011...	699,368	$ 20.00	$ 4.38	50,000	$—	—	$ —	$ —	—	$ —

Granted...	908,925	$ 25.00	$ 1.99	150,000	$—	—	$ —	$ —	—	$ —
Exercised...	—	—		—	—	—	—		—	—
Released from restriction...	—	—		(21,250)	—	—	—		—	—
Cancelled/ Expired...	(136,350)	—	4.41	—	—	—	—	—	—	—

Outstanding at December 31, 2012...	1,471,943	$ 23.09	$ 2.84	178,750	$—	—	$ —	$ —	—	$ —

Granted...	224,244	$ 25.00	$ 10.62	—	$—	370,410	$ 21.00	$ 3.50	108,629	$ 21.00
Exercised...	—	—		—	—	—	—		—	—
Released from restriction...	—	—		(5,000)	—	—	—		—	—
Cancelled/Expired...	(73,440)	—	5.31	—	—	(2,500)	—	3.52	—	—

Outstanding at December 31, 2013...	1,622,747	$ 23.44	$ 3.84	173,750	$—	367,910	$ 21.00	$ 3.50	108,629	$ 21.00

The assumptions and fair values for Class O units, Class RS units, restricted stock and options to purchase shares of Class A common stock granted for the years ended December 31, 2013, 2012 and 2011 are included in the following table on a per unit basis. Class O units and options to purchase shares of Class A common stock were valued using the Black-Scholes model.

	2013	2012	2011
Fair value of Class RS Units granted.................................................................................................................................................................................	$ —	$ 7.15	$ 6.95
Fair value of Class O Units granted...................................................................................................................................................................................	$10.26-10.92	$1.79-2.32	$ 2.94
Fair value of Restricted stock granted...............................................................................................................................................................................	$ 21.00	$ —	$ —
Fair value of options granted...........................................................................................................................................................................................	$3.45-3.52	$ —	$ —
Expected term (years)...................................................................................................................................................................................................	5.5-7.0	4	4
Expected volatility...	32%-40%	55%	60%
Expected Dividend yield.................................................................................................................................................................................................	5.5%	0%	0%
Expected Risk-free interest rates.....................................................................................................................................................................................	1.4-1.8%	0.17%	0.61%

The following table summarizes information about awards outstanding as of December 31, 2013.

	Operating Partnership Awards Outstanding
	Exercise prices	Awards outstanding	Weighted average remaining vesting period (years)
Class RS Units...	$—	173,750	3
Class O Units...	$20-25	1,622,747	3

Total Operating Partnership awards outstanding.................................................................................................................................................................		1,796,497

	QTS Realty Trust, Inc. Awards Outstanding
	Exercise prices	Awards outstanding	Weighted average remaining vesting period (years)
Restricted stock...	$—	108,629	4
Options to purchase Class A common stock.......................................................................................................................................................................	$ 21	367,910	3

Total QTS Realty Trust, Inc awards outstanding.................................................................................................................................................................		476,539

All nonvested LTIP unit awards are valued as of the grant date and generally vest ratably over a defined service period. Certain nonvested LTIP unit awards vest on the earlier of achievement by the Company of various performance goals or specified dates in 2015 and 2016. As of December 31, 2013 nonvested awards outstanding were 1.1 million and 0.1 million for the Class O units and Class RS units, respectively. Class O units were not included in the Statements of Changes in Partners’ (Deficit) Capital. As of December 31, 2013 the Company had $8.3 million of unrecognized equity-based compensation expense which will be recognized over the remaining vesting period or approximately three years. The total intrinsic value of the awards outstanding at December 31, 2013 was $9.0 million. As of December 31, 2013, vested awards outstanding included 0.6 million of Class O units with a weighted average fair value per unit of $3.33 and 0.1 million of Class RS units with a weighted average fair value per unit of $7.15.

On August 14, 2013, the Operating Partnership made a distribution to its partners in an aggregate amount of $7.6 million. In January 2014 QTS paid a dividend to common stockholders of $0.24 per common share and the Operating Partnership made a distribution to its partners of $0.24 per unit in an aggregate amount of $9.0 million.